Summary of significant accounting policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Significant Accounting Policies [Line Items]
Investments in non-public companies stated at cost	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.
Advertising costs	¥ 448,780	¥ 489,036	¥ 435,150
Research and development costs	1,037,528	1,055,672	¥ 1,004,547
Inventories, LIFO basis	433,802	382,660
Inventory increase had LIFO been replaced by FIFO basis	¥ 40,650	13,297
Intangible assets with a definite life, estimated useful lives	5 years
Accounting Standards Update 2015-03 [Member] | Other Assets [Member]
Significant Accounting Policies [Line Items]
Debt issuance costs		¥ 23,695
Building | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	65 years
Building | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	20 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Assets Leased to Others | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Assets Leased to Others | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Retail Receivables Portfolio Segment | Maximum
Significant Accounting Policies [Line Items]
Contract period	7 years
Retail Receivables Portfolio Segment | Minimum
Significant Accounting Policies [Line Items]
Contract period	2 years
Finance Lease Receivables Portfolio Segment | Maximum
Significant Accounting Policies [Line Items]
Contract period	5 years
Finance Lease Receivables Portfolio Segment | Minimum
Significant Accounting Policies [Line Items]
Contract period	2 years